Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Net Pre-Tax Book Loss for the United States and Foreign

For financial reporting purposes, the net pre-tax book loss for the United States and foreign entities, in the aggregate, was:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Federal	$(1,436,000)	$(1,366,000)
Foreign	—	—
Total	$(1,436,000)	$(1,366,000)

Schedule of Provision for Income Taxes

The provision for (benefit from) income taxes for the years ended December 31, 2025 and 2024, is set forth below:

Current	Year Ended December 31, 2025	Year Ended December 31, 2024
Federal	$(131,000)	$—
State	—	—
Foreign	—	—
Total Provision for Income Taxes	$(131,000)	$—

Schedule of Reconciliation of Effective Tax Rate

The following is a reconciliation of our effective tax rate on income and the statutory rate for the year ended December 31, 2025:

	Year Ended December 31, 2025
Current tax at U.S statutory rate	$(301,000)	21.0%
State and local taxes, net of federal taxes(a)	—	0.0%

Changes in Valuation Allowance	154,000	-10.7%

Nondeductible/non taxable items
Nondeductible/nontaxable items	31,000	-2.2%
Other Adjustments
Deferred Adjustment – Asset Write-Down Related to Transferable Credit	115,000	-8.0%
True-up and Other	1,000	-0.1%
Sale of Transferable Credit	(131,000)	9.1%
Income tax expense	$(131,000)	9.1%

(a)      For the year ended December 31, 2025, state taxes in California and New York made up the majority (greater than 50% of the tax effect).

As previously disclosed for the year ended December 31, 2024, prior to the adoption of ASU No. 2023-09, the following is a reconciliation of our income tax rate computed using the federal statutory rate to our actual income tax rate.

Year Ended December 31, 2024
U.S. statutory income tax rate	21.00%
State taxes, net of federal benefit	0.22%
Permanent difference, overaccruals,and non-deductible items	-0.82%
Change in state rate	-7.53%
Deferred tax valuation allowance	-13.77%
True-up and Other	0.90%
Total	0.00%

Schedule of Components of Net Deferred Tax Assets

The components of net deferred tax assets at December 31, are set forth below:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Current:
Net operation loss	$4,990,000	$4,871,000
Allowance for doubtful accounts	158,000	140,000
Inventory – IRC 263A adjustment	356,000	296,000
Stock based compensation – options and restricted stock	425,000	218,000
Capitalized engineering costs	75,000	134,000
Amortization – NTW Transaction	107,000	178,000
Inventory reserve	470,000	644,000
Deferred gain on sale of real estate	5,000	14,000
Accrued Expenses	54,000	113,000
Disallowed interest	2,480,000	2,269,000
Operating lease liabilities	153,000	339,000
Charitable Contributions	2,000	—
Total deferred tax asset before valuation allowance	9,275,000	9,216,000
Valuation allowance	(8,306,000)	(8,091,000)
Total deferred tax asset after valuation allowance	969,000	1,125,000
Right of Use Asset	(112,000)	(255,000)
Property and equipment	(857,000)	(870,000)
Total deferred tax liabilities	(969,000)	(1,125,000)

Net deferred tax asset	$—	$—